Finance costs (Details)		12 Months Ended
	Nov. 06, 2020 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Nov. 06, 2020 USD ($)
Finance costs [Abstract]
Interest on lease liabilities		£ 2,401,000	£ 2,947,000	£ 0
Interest expenses on financial liabilities measured at amortized cost		708,000	849,000	842,000
Loss from change in fair value of embedded derivative asset		266,000	454,000	0
Loss from change in fair value of derivative liability		0	5,127,000	0
Other finance costs		0	2,000	0
Total finance costs		3,375,000	£ 9,379,000	£ 842,000
Oxford Debt Agreement [Member]
Finance costs [Abstract]
Interest expense	£ 549,000,000
Debt instrument face amount | $					$ 50,000,000
Gates Foundation [Member]
Finance costs [Abstract]
Interest expense		£ 159,000,000